UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate Income Trust

4/30/09

MIN-SEM

Managed Distribution Policy Disclosure

The MFS Intermediate Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders - the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® Intermediate Income Trust

New York Stock Exchange Symbol: MIN

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer - diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	35.8%
High Grade Corporates	35.3%
Mortgage-Backed Securities	16.7%
U.S. Government Agencies	5.0%
Emerging Markets Bonds	5.0%
U.S. Treasury Securities	2.3%
Commercial Mortgage-Backed Securities	1.9%
Asset-Backed Securities	0.9%
High Yield Corporates	0.5%
Residential Mortgage-Backed Securities	0.1%

Credit quality of bonds (r)
AAA	45.3%
AA	18.3%
A	19.4%
BBB	14.6%
BB	1.2%
B	0.1%
Not Rated	1.1%

Portfolio facts
Average Duration (d)(i)	4.0
Effective Maturity (i)(m)	5.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	51.8%
Japan	8.5%
United Kingdom	7.0%
Germany	6.7%
France	4.2%
Canada	4.2%
Italy	3.1%
Netherlands	2.7%
Australia	2.1%
Other Countries	9.7%

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/09.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments. MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

The fund’s dollar-weighted average effective maturity will normally be between three and ten years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 8.50% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since March 2002.

Erik Weisman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since May 2004.

Other Notes

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.5% of the fund’s average daily net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 101.1%
Issuer	Shares/Par	Value ($)

Asset Backed & Securitized - 2.9%
Commercial Mortgage Acceptance Corp., FRN, 1.712%, 2030 (i)	$13,283,026	$642,310
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	1,415,634
Daimler Chrysler Auto Trust, “A2B”, FRN, 1.405%, 2011	2,316,483	2,310,431
Falcon Franchise Loan LLC, FRN, 3.547%, 2023 (i)(z)	9,453,858	521,853
Ford Credit Auto Owner Trust, 1.651%, 2010	2,028,664	2,025,901
Ford Credit Auto Owner Trust, FRN, 0.781%, 2010	242,464	242,104
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	2,360,000	2,365,625
Greenwich Capital Commercial Funding Corp., FRN, 6.114%, 2038	2,000,000	1,671,923
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	2,000,000	1,548,351
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	2,500,000	1,133,727
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.527%, 2043	4,380,726	1,920,440
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,305,950
Nationslink Funding Corp., 5%, 2031 (z)	100,834	99,722
Nationstar Home Equity Loan Trust, 0.567%, 2036	801,074	644,781
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,816,142
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,531,433

		$22,196,327
Building - 0.5%
CRH America, Inc., 6.95%, 2012	$3,275,000	$2,939,296
CRH PLC, 8.125%, 2018	1,160,000	967,445

		$3,906,741
Cable TV - 0.7%
Comcast Corp., 5.45%, 2010	$2,500,000	$2,572,825
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,709,140

		$5,281,965
Chemicals - 0.4%
PPG Industries, Inc., 5.75%, 2013	$3,265,000	$3,322,712

Conglomerates - 1.1%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,285,893
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,330,517
Textron Financial Corp., 5.125%, 2010	2,600,000	2,237,971

		$8,854,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Goods & Services - 1.4%
Clorox Co., 5%, 2013	$2,750,000	$2,819,066
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,265,118
Western Union Co., 5.4%, 2011	3,000,000	3,042,360
Whirlpool Corp., 8%, 2012	1,885,000	1,917,780

		$11,044,324
Emerging Market Quasi-Sovereign - 1.9%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$1,312,000	$1,297,050
Industrial Bank of Korea, 7.125%, 2014 (z)	2,168,000	2,132,870
Mubadala Development Co., 7.625%, 2019 (z)	3,027,000	3,005,145
Pemex Project Funding Master Trust, 5.75%, 2018	949,000	858,845
Pemex Project Funding Master Trust, FRN, 1.864%, 2012	2,275,000	2,002,000
Petrobras International Finance Co., 7.875%, 2019	1,665,000	1,781,550
Petroleos Mexicanos, 8%, 2019 (n)	776,000	825,496
Petronas Capital Ltd., 7.875%, 2022	2,073,000	2,278,007
RSHB Capital S.A., 7.125%, 2014 (n)	200,000	172,380
TransCapitalInvest Ltd., 5.67%, 2014	104,000	83,720

		$14,437,063
Emerging Market Sovereign - 2.2%
Emirate of Abu Dhabi, 5.5%, 2014 (z)	$297,000	$303,647
Emirate of Abu Dhabi, 6.75%, 2019 (z)	192,000	194,841
Federative Republic of Brazil, 8%, 2018	183,000	197,640
Federative Republic of Brazil, 11%, 2040	622,000	794,605
Republic of Argentina, FRN, 1.683%, 2012	689,600	361,905
Republic of Korea, 7.125%, 2019	1,508,000	1,540,309
Republic of Panama, 7.25%, 2015	1,835,000	1,968,037
Republic of Panama, 9.375%, 2029	1,486,000	1,738,620
Republic of Peru, 9.875%, 2015	647,000	787,722
Republic of Peru, 7.125%, 2019	362,000	390,960
State of Israel, 5.125%, 2014	5,000,000	5,370,955
State of Qatar, 5.15%, 2014 (z)	1,832,000	1,873,220
State of Qatar, 6.55%, 2019 (z)	1,174,000	1,212,155

		$16,734,616
Energy - Independent - 0.6%
EnCana Corp., 6.5%, 2019	$2,110,000	$2,165,556
XTO Energy, Inc., 5.75%, 2013	2,666,000	2,720,890

		$4,886,446
Energy - Integrated - 3.0%
BP Capital Markets PLC, 5.25%, 2013	$3,150,000	$3,396,245
Chevron Corp., 3.45%, 2012	2,340,000	2,407,146

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
ConocoPhillips, 5.75%, 2019	$5,800,000	$5,920,826
Hess Corp., 8.125%, 2019	1,230,000	1,347,525
Petro-Canada, 5%, 2014	2,140,000	2,018,345
Petro-Canada, 6.05%, 2018	904,000	823,305
Shell International Finance, 4%, 2014	6,900,000	7,115,452

		$23,028,844
Financial Institutions - 1.2%
General Electric Capital Corp., 4.8%, 2013	$2,120,000	$2,073,349
HSBC Finance Corp., 4.125%, 2009	3,571,000	3,544,696
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,076,392

		$9,694,437
Food & Beverages - 4.1%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$4,080,000	$4,271,638
Brown-Forman Corp., 5.2%, 2012	4,600,000	4,853,865
Conagra Foods, Inc., 7%, 2019	800,000	849,990
Diageo Capital PLC, 5.125%, 2012	3,900,000	4,040,466
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	560,000	545,367
General Mills, Inc., 5.65%, 2019	960,000	980,126
General Mills, Inc., FRN, 1.23%, 2010	2,710,000	2,701,398
Kellogg Co., 6.6%, 2011	4,370,000	4,658,866
Kraft Foods, Inc., 4.125%, 2009	3,050,000	3,082,739
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,514,526
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,330,727
SABMiller PLC, 6.2%, 2011 (z)	2,800,000	2,818,696

		$31,648,404
Food & Drug Stores - 0.8%
CVS Caremark Corp., 4%, 2009	$3,190,000	$3,197,682
CVS Caremark Corp., 6.6%, 2019	350,000	370,231
CVS Caremark Corp., FRN, 1.561%, 2010	2,680,000	2,629,514

		$6,197,427
Industrial - 1.2%
Duke University Taxable Bonds, “A”, 4.2%, 2014	$1,900,000	$1,938,779
Johns Hopkins University, 5.25%, 2019	4,350,000	4,319,289
Princeton University, 4.95%, 2019	2,860,000	2,833,488

		$9,091,556
Insurance - 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$150,000	$55,500
Jackson National Life Global Funding, 5.375%, 2013 (n)	5,000,000	4,427,015

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Metropolitan Life Global Funding, 5.125%, 2013 (n)	$ 230,000	$219,864
New York Life Global Funding, 4.65%, 2013 (n)	6,000,000	5,939,016

		$10,641,395
International Market Quasi-Sovereign - 7.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 3,148,000	$2,836,893
Commonwealth Bank of Australia, 2.4%, 2012 (n)	$ 2,410,000	2,399,760
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,935,774
Eksportfinans A.S.A., 1.6%, 2014	JPY 350,000,000	3,353,576
Electricité de France, 5.5%, 2014 (n)	$ 4,750,000	5,087,255
ING Bank N.V., 3.9%, 2014 (z)	6,650,000	6,603,144
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,828,927
KfW Bankengruppe, 3.5%, 2014	3,571,000	3,668,610
Landwirtschaftliche Rentenbank, 5.25%, 2012	8,360,000	8,795,748
LeasePlan Corp. N.V., 3%, 2012 (z)	1,640,000	1,639,361
National Australia Bank Ltd., 2.55%, 2012 (n)	2,410,000	2,399,770
SBAB, 3.125%, 2012 (n)	5,260,000	5,247,136
Societe Financement de l’ Economie, 3.375%, 2014 (z)	5,315,000	5,332,991
Westpac Banking Corp., 3.25%, 2011 (n)	2,400,000	2,458,104

		$56,587,049
International Market Sovereign - 24.2%
Federal Republic of Germany, 3.75%, 2015	EUR 9,517,000	$13,377,424
Federal Republic of Germany, 4.25%, 2018	EUR 7,040,000	10,139,710
Government of Australia, 6.25%, 2015	AUD 3,646,000	2,929,754
Government of Canada, 4.5%, 2015	CAD 4,214,000	3,973,124
Government of Canada, 5.75%, 2033	CAD 704,000	758,176
Government of Japan, 1.5%, 2012	JPY 2,777,000,000	28,991,153
Government of Japan, 1.3%, 2014	JPY 1,078,000,000	11,151,529
Government of Japan, 1.7%, 2017	JPY 2,401,000,000	25,241,809
Kingdom of Belgium, 5.5%, 2017	EUR 3,500,000	5,235,406
Kingdom of Netherlands, 3.75%, 2014	EUR 1,514,000	2,098,163
Kingdom of Spain, 5.35%, 2011	EUR 4,594,000	6,574,554
Kingdom of Sweden, 4.5%, 2015	SEK 9,300,000	1,272,347
Republic of Austria, 4.65%, 2018	EUR 2,660,000	3,715,126
Republic of France, 5%, 2016	EUR 11,914,000	17,560,122
Republic of Ireland, 4.6%, 2016	EUR 2,379,000	3,139,690
Republic of Italy, 5.25%, 2017	EUR 12,975,000	18,927,544
Republic of Portugal, 4.45%, 2018	EUR 925,000	1,251,686
United Kingdom Treasury, 5%, 2012	GBP 9,457,000	15,161,324
United Kingdom Treasury, 8%, 2015	GBP 8,364,000	16,275,683

		$187,774,324
Local Authorities - 2.1%
California Build America, 7.55%, 2039	$ 3,265,000	$3,404,252
Province of Ontario, 5%, 2011	5,000,000	5,298,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
Province of Ontario, 2.625%, 2012	$ 1,300,000	$1,314,633
Province of Ontario, 4.75%, 2016	6,000,000	6,147,048

		$16,164,528
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$ 510,000	$483,893

Major Banks - 2.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$ 2,000,000	$779,686
Bank of America Corp., 4.9%, 2013	4,300,000	3,920,491
Credit Suisse (USA), Inc., 5.125%, 2015	2,000,000	1,945,790
Credit Suisse New York, 5.5%, 2014	2,330,000	2,335,979
Goldman Sachs Group, Inc., 6%, 2014	1,990,000	1,982,342
Goldman Sachs Group, Inc., 7.5%, 2019	1,427,000	1,464,279
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,013,486
Morgan Stanley, 6.75%, 2011	1,800,000	1,839,922
Morgan Stanley, 6.625%, 2018	1,532,000	1,457,942
Natixis S.A., 10% to 2018, FRN to 2049 (n)	3,250,000	1,333,085
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR 375,000	285,293
Wells Fargo & Co., FRN, 1.238%, 2011	$ 2,250,000	2,112,910

		$21,471,205
Medical Equipment - 0.2%
Novartis AG, 4.125%, 2014	$ 1,670,000	$1,730,878

Metals & Mining - 0.4%
Rio Tinto Finance USA Ltd., 5.875%, 2013	$ 3,690,000	$3,479,485

Mortgage Backed - 16.7%
Fannie Mae, 4.56%, 2010	$ 1,370,388	$1,406,413
Fannie Mae, 6.022%, 2010	6,800,000	7,165,561
Fannie Mae, 4.644%, 2011	5,168,052	5,070,423
Fannie Mae, 4.845%, 2013	1,998,798	2,086,782
Fannie Mae, 4.609%, 2014	2,894,210	2,992,314
Fannie Mae, 4.84%, 2014	3,336,386	3,480,791
Fannie Mae, 5.412%, 2014	1,909,097	2,037,404
Fannie Mae, 4.62%, 2015	937,003	964,114
Fannie Mae, 4.921%, 2015	1,879,245	1,959,591
Fannie Mae, 4%, 2016	2,085,974	2,123,527
Fannie Mae, 5.395%, 2016	1,347,887	1,427,108
Fannie Mae, 5.423%, 2016	2,400,249	2,558,306
Fannie Mae, 6%, 2016 - 2034	14,097,472	14,782,787
Fannie Mae, 5.32%, 2017	1,031,339	1,089,811
Fannie Mae, 5.5%, 2017 - 2035	17,310,453	18,019,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 5%, 2018 - 2025	$7,250,793	$7,494,469
Fannie Mae, 4.5%, 2019	7,066,943	7,304,348
Fannie Mae, 6.5%, 2031	4,559,419	4,915,659
Freddie Mac, 5.5%, 2017 - 2026	11,284,855	11,695,805
Freddie Mac, 6%, 2017 - 2034	1,813,113	1,908,462
Freddie Mac, 5%, 2019 - 2027	12,365,417	12,704,594
Freddie Mac, 4%, 2024	641,559	648,064
Ginnie Mae, 6%, 2033 - 2036	4,918,034	5,145,649
Ginnie Mae, 5.612%, 2058	4,601,618	4,680,708
Ginnie Mae, 6.36%, 2058	4,416,251	4,576,858
Multi-Family Capital Access One, Inc., 6.65%, 2024	764,464	763,960

		$129,002,783
Natural Gas - Pipeline - 0.0%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$355,066

Network & Telecom - 2.6%
AT&T, Inc., 1.333%, 2010	$3,620,000	$3,622,787
AT&T, Inc., 4.95%, 2013	2,700,000	2,797,362
British Telecommunications PLC, 5.15%, 2013	943,000	887,516
Deutsche Telekom International Finance B.V., 8.5%, 2010	2,330,000	2,449,298
France Telecom S.A., 7.75%, 2011	2,330,000	2,523,607
Telecom Italia Capital, 4.875%, 2010	3,000,000	2,979,804
Verizon Communications, Inc, 5.25%, 2013	3,260,000	3,420,490
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,266,533

		$19,947,397
Oil Services - 0.4%
Smith International, Inc., 9.75%, 2019	$2,960,000	$3,128,350

Other Banks & Diversified Financials - 1.9%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,413,355
Citigroup, Inc., 5.5%, 2013	8,000,000	7,130,144
Eurohypo AG, 5.125%, 2016	3,140,000	2,743,971
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,000,000	1,925,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	820,000

		$15,032,470
Pharmaceuticals - 3.1%
Amgen, Inc., 4%, 2009	$2,430,000	$2,459,320
AstraZeneca PLC, FRN, 1.612%, 2009	4,510,000	4,512,147
GlaxoSmithKline Capital, Inc., 4.85%, 2013	2,114,000	2,192,954
Pfizer, Inc., 6.2%, 2019	4,740,000	5,094,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Roche Holdings, Inc., 6%, 2019 (n)	$5,800,000	$6,030,573
Wyeth, 6.95%, 2011	3,730,000	4,003,607

		$24,292,878
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$393,097

Railroad & Shipping - 0.2%
Canadian Pacific Railway Co., 6.5%, 2018	$1,880,000	$1,665,266

Retailers - 1.1%
Home Depot, Inc., FRN, 1.445%, 2009	$3,600,000	$3,564,594
Macy’s Retail Holdings, Inc., 7.875%, 2015	2,670,000	2,512,019
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,215,571

		$8,292,184
Supermarkets - 0.0%
Kroger Co., 5%, 2013	$303,000	$306,015

Supranational - 2.7%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,894,567
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,010,062
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	2,847,726
Inter-American Development Bank, 8.875%, 2009	2,220,000	2,232,272
Inter-American Development Bank, 4.75%, 2012	5,640,000	6,058,730

		$21,043,357
Telecommunications - Wireless - 1.2%
Rogers Communications, Inc., 6.8%, 2018	$4,950,000	$5,187,125
Vodafone Group PLC, 7.75%, 2010	3,680,000	3,816,763

		$9,003,888
Tobacco - 0.6%
Philip Morris International, Inc., 4.875%, 2013	$4,620,000	$4,779,478

U.S. Government Agencies and Equivalents - 4.9%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,215,403
Bank of America Corp., 2.1%, 2012 (m)	2,320,000	2,334,739
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,490,930
General Electric Capital Corp., 2.2%, 2012 (m)	1,410,000	1,418,825
Small Business Administration, 6.35%, 2021	1,911,950	2,038,889
Small Business Administration, 6.34%, 2021	1,560,800	1,664,224
Small Business Administration, 6.44%, 2021	1,429,736	1,528,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.625%, 2021	$1,915,406	$2,055,423
Small Business Administration, 5.34%, 2021	4,158,563	4,347,337
Small Business Administration, 4.93%, 2024	1,775,849	1,842,615
Small Business Administration, 5.36%, 2025	2,169,675	2,290,470
Small Business Administration, 5.39%, 2025	1,590,707	1,677,298
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,105,018

		$38,009,221
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bonds, 10.625%, 2015	$1,190,000	$1,756,737
U.S. Treasury Notes, 9.875%, 2015 (f)	2,000,000	2,881,094

		$4,637,831
Utilities - Electric Power - 3.7%
Consumers Energy Co., 6.7%, 2019	$880,000	$928,743
Dominion Resources, Inc., 6.4%, 2018	430,000	444,218
Duke Energy Corp., 5.65%, 2013	1,800,000	1,850,220
E.ON International Finance B.V., 5.8%, 2018 (n)	7,000,000	6,964,153
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,169,693
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,064,991
Exelon Generation Co. LLC, 6.95%, 2011	2,250,000	2,335,570
Georgia Power Co., 6%, 2013	1,350,000	1,466,227
HQI Transelec Chile S.A., 7.875%, 2011	2,926,000	3,032,445
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,496,587
Oncor Electric Delivery Co., 5.95%, 2013 (n)	3,570,000	3,591,098

		$28,343,945
Utilities - Gas - 0.8%
Keyspan Corp., 7.625%, 2010	$3,880,000	$4,087,852
Sempra Energy, 7.95%, 2010	2,290,000	2,357,069

		$6,444,921
Total Bonds (Identified Cost, $785,964,749)		$783,336,147

Money Market Funds (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,575,665	$1,575,665
Total Investments (Identified Cost, $787,540,414)		$784,911,812

Other Assets, Less Liabilities - (1.3)%		(10,206,150)
Net Assets - 100.0%		$774,705,662

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,138,029, representing 9.7% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Emirate of Abu Dhabi, 5.5%, 2014	4/01/09	$295,058	$303,647
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	190,545	194,841
Falcon Franchise Loan LLC, FRN, 3.547%, 2023	1/18/02	639,971	521,853
ING Bank N.V., 3.9%, 2014	3/12/09	6,637,166	6,603,144
Industrial Bank of Korea, 7.125%, 2014	4/16/09	2,152,683	2,132,870
LeasePlan Corp. N.V., 3%, 2012	4/28/09	1,639,557	1,639,361
Mubadala Development Co., 7.625%, 2019	4/30/09	3,005,145	3,005,145
Nationslink Funding Corp., 5%, 2031	3/07/08	98,061	99,722
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,816,142
SABMiller PLC, 6.2%, 2011	1/09/09	2,789,892	2,818,696
Societe Financement de l’ Economie, 3.375%, 2014	4/23/09	5,294,431	5,332,991
State of Qatar, 5.15%, 2014	4/02/09	1,830,333	1,873,220
State of Qatar, 6.55%, 2019	4/02/09	1,170,267	1,212,155
Total Restricted Securities			$27,553,787
% of Net Assets			3.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation – Asset Derivatives
BUY	AUD	UBS AG	3,751,115	5/05/09	$2,712,787	$2,725,937	$13,150
BUY	DKK	UBS AG	8,063,269	5/05/09	1,410,331	1,432,188	21,857
BUY	EUR	UBS AG	20,047,391	5/20/09	25,829,538	26,523,336	693,798
BUY	GBP	Barclays Bank PLC	1,342,899	5/18/09	1,956,520	1,986,588	30,068
SELL	JPY	JPMorgan Chase Bank	8,167,172,156	5/18/09	89,847,879	82,827,237	7,020,642

							$7,779,515

Depreciation – Liability Derivatives
SELL	AUD	UBS AG	7,502,230	5/05/09-7/01/09	$5,100,278	$5,441,690	$(341,412)
SELL	CAD	UBS AG	8,620,203	5/19/09	6,832,836	7,224,293	(391,457)
BUY	DKK	Citibank N.A.	15,512	5/05/09	2,763	2,755	(8)
SELL	DKK	Barclays Bank PLC	8,078,780	5/05/09	1,361,072	1,434,943	(73,871)
SELL	EUR	Barclays Bank PLC	39,473,186	5/20/09	50,880,936	52,224,282	(1,343,346)
SELL	EUR	JPMorgan Chase Bank	39,473,186	5/20/09	50,881,923	52,224,282	(1,342,359)
SELL	EUR	UBS AG	1,532,524	5/20/09	1,975,096	2,027,578	(52,482)
SELL	GBP	Barclays Bank PLC	10,298,294	5/18/09	14,675,070	15,234,556	(559,486)
SELL	GBP	Deutsche Bank AG	10,298,294	5/18/09	14,684,492	15,234,556	(550,064)
BUY	JPY	UBS AG	1,548,219,340	5/19/09	16,879,753	15,701,458	(1,178,295)
SELL	SEK	UBS AG	9,536,157	6/29/09	1,174,643	1,185,431	(10,788)

							$(5,843,568)

Futures Contracts Outstanding at 4/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	110	$13,303,125	Jun-09	$(46,791)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
3/20/14	USD 1,820,000	Morgan Stanley Capital Services, Inc.	(1)	1.75% (fixed rate)	$18,479

Liability Derivatives
Credit Default Swaps
12/20/13	USD 2,050,000	JPMorgan Chase Bank	(2)	0.78% (fixed rate)	(4,168)

					$14,311

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $785,964,749)	$783,336,147
Underlying funds, at cost and value	1,575,665
Total investments, at value (identified cost, $787,540,414)		$784,911,812
Receivables for
Forward foreign currency exchange contracts	7,779,515
Interest and dividends	8,655,012
Swaps, at value	18,479
Other assets	89,303
Total assets		$801,454,121
Liabilities
Payables for
Distributions	$259,195
Forward foreign currency exchange contracts	5,843,568
Daily variation margin on open futures contracts	20,625
Investments purchased	20,318,064
Swaps, at value	4,168
Payable to affiliates
Management fee	23,082
Transfer agent and dividend disbursing costs	25,924
Administrative services fee	945
Payable for independent trustees’ compensation	200,090
Accrued expenses and other liabilities	52,798
Total liabilities		$26,748,459
Net assets		$774,705,662
Net assets consist of
Paid-in capital	$874,131,732
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(695,500)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(62,987,257)
Accumulated distributions in excess of net investment income	(35,743,313)
Net assets		$774,705,662
Shares of beneficial interest outstanding		116,512,419
Net asset value per share (net assets of $774,705,662/116,512,419 shares of beneficial interest outstanding)		$6.65

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$17,851,847
Dividends from underlying funds	18,132
Total investment income		$17,869,979
Expenses
Management fee	$2,309,207
Transfer agent and dividend disbursing costs	89,077
Administrative services fee	85,976
Independent trustees’ compensation	63,719
Stock exchange fee	48,522
Custodian fee	89,374
Shareholder communications	173,873
Auditing fees	32,634
Legal fees	22,486
Miscellaneous	30,185
Total expenses		$2,945,053
Fees paid indirectly	(1,300)
Reduction of expenses by investment adviser	(2,302)
Net expenses		$2,941,451
Net investment income		$14,928,528
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,900,198
Futures contracts	1,062,366
Swap transactions	(52,536)
Foreign currency transactions	5,168,427
Net realized gain (loss) on investments and foreign currency transactions		$9,078,455
Change in unrealized appreciation (depreciation)
Investments	$27,539,591
Futures contracts	218,282
Swap transactions	(79,431)
Translation of assets and liabilities in foreign currencies	(7,386,100)
Net unrealized gain (loss) on investments and foreign currency translation		$20,292,342
Net realized and unrealized gain (loss) on investments and foreign currency		$29,370,797
Change in net assets from operations		$44,299,325

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/09	Year ended 10/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$14,928,528	$30,178,908
Net realized gain (loss) on investments and foreign currency transactions	9,078,455	7,438,607
Net unrealized gain (loss) on investments and foreign currency translation	20,292,342	(23,364,162)
Change in net assets from operations	$44,299,325	$14,253,353
Distributions declared to shareholders
From net investment income	$(14,928,528)	$(52,961,872)
From tax return of capital	—	(10,276,433)
From other sources	(17,901,191)	—
Total distributions declared to shareholders	$(32,829,719)	$(63,238,305)
Change in net assets from fund share transactions	$—	$10,553
Total change in net assets	$11,469,606	$(48,974,399)
Net assets
At beginning of period	763,236,056	812,210,455
At end of period (including accumulated distributions in excess of net investment income of $35,743,313 and $17,842,122, respectively)	$774,705,662	$763,236,056

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.55		$6.97	$6.97	$7.04	$7.32	$7.40
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.28	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.25		(0.14)	0.03	(0.02)	(0.23)	(0.04)
Total from investment operations	$0.38		$0.12	$0.31	$0.26	$0.06	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.45)	$(0.30)	$(0.32)	$(0.36)	$(0.37)
From tax return of capital	—		(0.09)	(0.01)	(0.03)	—	—
From other sources	(0.15)		—	—	—	—	—
Total distributions declared to shareholders	$(0.28)		$(0.54)	$(0.31)	$(0.35)	$(0.36)	$(0.37)
Net increase from repurchase of capital shares	$—		$—	$—	$0.02	$0.02	$0.02
Net asset value, end of period	$6.65		$6.55	$6.97	$6.97	$7.04	$7.32
Per share market value, end of period	$6.41		$5.92	$6.24	$6.12	$6.29	$6.59
Total return at market value (%)	13.26	(n)	3.45	7.15	2.88	0.85	1.02
Total return at net asset value (%) (r)(s)	6.19	(n)	2.48	5.09	4.69	1.61	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.82	0.75	0.78	0.84	0.84
Expenses after expense reductions (f)	0.77	(a)	0.82	0.75	0.78	0.84	0.84
Net investment income	3.90	(a)	3.73	3.99	3.98	4.01	4.24
Portfolio turnover	27		57	49	45	58	45
Net assets at end of period (000 Omitted)	$774,706		$763,236	$812,210	$811,945	$845,034	$905,112
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,575,665	$783,336,147	$—	$784,911,812
Other Financial Instruments	$(46,791)	$1,950,258	$—	$1,903,467

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the funds’ financial statements.

Notes to Financial Statements (unaudited) – continued

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap

Notes to Financial Statements (unaudited) – continued

transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the

Notes to Financial Statements (unaudited) – continued

difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.5% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$52,961,872
Tax return of capital (b)	10,276,433
Total distributions	$63,238,305

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$791,351,681
Gross appreciation	22,376,961
Gross depreciation	(28,816,830)
Net unrealized appreciation (depreciation)	$(6,439,869)

As of 10/31/08
Capital loss carryforwards	(67,223,261)
Other temporary differences	(8,433,805)
Net unrealized appreciation (depreciation)	(35,238,610)

Notes to Financial Statements (unaudited) – continued

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/10	$(1,074,810)
10/31/12	(20,820,223)
10/31/13	(4,450,744)
10/31/14	(19,143,361)
10/31/15	(4,950,649)
10/31/16	(16,783,474)
$(67,223,261)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2009. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2009, these fees paid to MFSC amounted to $35,641. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2009, these costs amounted to $21.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0225% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $3,336. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $1,403. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $179,523 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $10,050 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,131 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,302, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$90,449	$63,786,285
Investments (non-U.S. Government securities)	$211,732,167	$136,198,338

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2009 and the year ended October 31, 2008, the fund did not repurchase any shares.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $2,427 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	74,502,986	(72,927,321)	1,575,665

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,132	$1,575,665

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the six-month period ended April 30, 2009. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2008, and the financial highlights for each of the five years in the period ended October 31, 2008, and in our report dated December 17, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MIN

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/08-11/30/08	0	N/A	0	11,651,242
12/01/08-12/31/08	0	N/A	0	11,651,242
1/01/09-1/31/09	0	N/A	0	11,651,242
2/01/09-2/28/09	0	N/A	0	11,651,242
3/01/09-3/31/09	0	N/A	0	11,651,242
4/01/09-4/30/09	0	N/A	0	11,651,242
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 11,651,242.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.